STOCKHOLDERS' EQUITY - Statutory surplus reserves (Details)			12 Months Ended
	Sep. 29, 2015	May 24, 2006	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)
Class of warrant or right, outstanding | shares			4,774,642	4,774,642
Statutory surplus reserve			$ 3,176,556	$ 2,914,602
Net (loss) income			(6,054,266)	(3,802,271)	$ (837,016)
Retained earnings, appropriated			$ 7,470,323	7,208,369
Term
Fair value			2.0
Volatility
Fair value			80
Risk-free rate
Fair value			0.20
Statutory surplus reserve
Net (loss) income			$ 261,954	$ 9,903
Minimum
Statutory surplus reserves percentage			10.00%
Maximum
Statutory surplus reserves percentage				50.00%
ZK Uganda
Noncontrolling interest, ownership percentage by parent			20.00%
Wenzhou Weijia
Noncontrolling interest, ownership percentage by parent	99.00%		99.00%
HUANG Jian Cong
Ownership interest held by non-controlling interest			1.00%
Zhejiang Zhengkang
Ownership interest	99.00%
Statutory surplus reserve			$ 261,954
Third Party Individual
Ownership interest			49.00%
WANG Ming Jie | Subsidiary One
Ownership interest			16.01%
WANG Ming Jie | Zhejiang Zhengkang
Ownership interest		20.00%
WANG Guo Lin | Subsidiary One
Ownership interest			5.92%
WANG Guo Lin | Zhejiang Zhengkang
Ownership interest		20.00%
ZK International | Subsidiary Two
Ownership interest			100.00%
ZK International | ZK Uganda
Ownership interest			80.00%